Payden Emerging Markets Corporate Bond Fund
1
Schedule of Investments
- July 31, 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bond (95%)
Argentina (USD) (4%
)
210,000 Arcor SAIC 144A , 7.60% , 7/31/33 (a) $ 220
312,000 Argentine Republic Government International
Bond , 4.13% , 7/09/35 247
210,000 Empresa Distribuidora de Electricidad de
Mendoza SA 144A , 9.75% , 6/11/33 (a) 203
210,000 Pampa Energia SA 144A , 7.88% , 12/16/34 (a) 219
255,000 Provincia del Chubut Argentina 144A , 9.45% ,
4/29/36 (a) 272
585,000 Telecom Argentina SA 144A , 9.25% ,
5/28/33 (a) 628
270,000 Telecom Argentina SA 144A , 9.50% ,
7/18/31 (a) 293
220,000 YPF SA 144A , 8.25% , 1/17/34 (a) 232
215,000 YPF SA 144A , 8.75% , 9/11/31 (a) 228
202,500 YPF SA 144A , 9.50% , 1/17/31 (a) 215
2,757
Australia (USD) (0%
)
200,000 Nickel Industries Ltd. 144A , 9.00% ,
9/30/30 (a) 204
Bahamas (USD) (1%
)
850,000 Intercorp Peru Ltd. 144A , 3.88% , 8/15/29 (a) 820
Bermuda (USD) (0%
)
234,724 Digicel International Finance Ltd. Term Loan B
1L , ( 3 mo. Term Secured Overnight Financing
Rate + 3.500% ) , 8.23% , 8/06/32 (b) 236
260,000 Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak 144A , 4.85% , 10/14/38 (a) 241
477
Brazil (BRL) (1%
)
2,200,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00% , 1/01/29 BRL (c) 402
2,500,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00% , 1/01/31 BRL (c) 428
830
Brazil (USD) (2%
)
365,000 BRF SA 144A , 5.75% , 9/21/50 (a) 281
990,259 Samarco Mineracao SA 144A , 9.50% ,
6/30/31 (a) 998
1,279
Canada (CAD) (0%
)
80,000 Artemis Gold Inc. 144A , 5.63% , 2/15/31
CAD (a) (c) 58
Canada (USD) (3%
)
245,000 Aris Mining Corp. 144A , 8.00% , 10/31/29 (a) 255
225,000 Canadian Imperial Bank of Commerce , ( 5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 2.499% ) , 6.75% , 1/28/87 (d) 222
1,225,000 First Quantum Minerals Ltd. 144A , 6.38% ,
2/15/36 (a) 1,186
200,000 First Quantum Minerals Ltd. 144A , 8.00% ,
3/01/33 (a) 208
200,000 Parex Resources Inc. 144A , 8.50% , 5/11/31 (a) 204
200,000 Royal Bank of Canada , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.450% ) , 6.50% , 5/24/86 (d) 196
Principal
or Shares Security Description
Value
(000)
200,000 Windfall Mining Group Inc./Groupe Minier
Windfall Inc. , 5.85% , 5/13/32 (e) $ 204
2,475
Cayman Islands (USD) (9%
)
220,000 Banco Mercantil del Norte SA 144A , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.734% ) , 8.00% (a) (d) (f) 220
265,397 Bioceanico Sovereign Certificate Ltd. 144A ,
2.81% , 6/05/34 (a) (g) 217
200,000 C&W Senior Finance Ltd. 144A , 9.00% ,
1/15/33 (a) 203
610,000 CSN Inova Ventures 144A , 6.75% , 1/28/28 (a) 512
725,000 Energuate Trust 2 0 144A , 6.35% , 9/15/35 (a) 715
655,000 IHS Holding Ltd. 144A , 7.88% , 5/29/30 (a) 672
200,000 IHS Holding Ltd. 144A , 8.25% , 11/29/31 (a) 209
390,000 Industrial Subordinated Trust 2 0 144A , ( 5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 2.864% ) , 6.55% , 4/15/36 (a) (d) 392
11,743 Kaisa Group Holdings Ltd. 144A , 6.25% ,
12/28/28 (a) –
19,684 Kaisa Group Holdings Ltd. 144A , 6.50% ,
12/28/29 (a) –
23,754 Kaisa Group Holdings Ltd. 144A , 6.75% ,
12/28/30 (a) –
35,833 Kaisa Group Holdings Ltd. 144A , 7.00% ,
12/28/31 (a) 1
33,763 Kaisa Group Holdings Ltd. 144A , 7.25% ,
12/28/32 (a) 1
8,023 Kaisa Group Holdings Ltd. 144A , 7.72% ,
12/28/27 (a) –
32,134 Kaisa Group Holdings Ltd. 144A , 59.32% ,
12/31/32 (a) (g) –
17,033 Kaisa Group Holdings Ltd. 144A , 70.20% ,
12/31/31 (a) (g) –
17,033 Kaisa Group Holdings Ltd. 144A , 85.90% ,
12/31/30 (a) (g) –
13,626 Kaisa Group Holdings Ltd. 144A , 110.46% ,
12/31/29 (a) (g) –
13,626 Kaisa Group Holdings Ltd. 144A , 154.06% ,
12/31/28 (a) (g) –
8,516 Kaisa Group Holdings Ltd. 144A , 256.22% ,
12/31/27 (a) (g) –
6,813 Kaisa Group Holdings Ltd. 144A , 575.78% ,
12/31/26 (a) (g) –
560,000 Liberty Costa Rica Senior Secured Finance
144A , 10.88% , 1/15/31 (a) 586
174,247 Lima Metro Line 2 Finance Ltd. 144A , 5.88% ,
7/05/34 (a) 177
355,000 Meituan 144A , 5.13% , 11/05/35 (a) 336
200,000 Melco Resorts Finance Ltd. 144A , 5.38% ,
12/04/29 (a) 194
200,000 Melco Resorts Finance Ltd. 144A , 5.75% ,
7/21/28 (a) 198
200,000 Melco Resorts Finance Ltd. 144A , 6.50% ,
9/24/33 (a) 193
400,000 Melco Resorts Finance Ltd. 144A , 7.63% ,
4/17/32 (a) 408
200,000 MGM China Holdings Ltd. 144A , 6.25% ,
5/15/33 (a) 193
200,000 Montego Bay Airport Revenue Finance Ltd.
144A , 6.60% , 6/15/35 (a) 197
690,000 Sable International Finance Ltd. 144A , 7.13% ,
10/15/32 (a) 682

Payden Mutual Funds
Payden Emerging Markets Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
270,000 Sands China Ltd. , 5.40% , 8/08/28 $ 272
68,704 Shimao Group Holdings Ltd. 144A , 5.95% ,
7/21/31 (a) 1
230,000 Wynn Macau Ltd. 144A , 5.63% , 8/26/28 (a) 228
810,000 Wynn Macau Ltd. 144A , 6.75% , 2/15/34 (a) 796
7,603
Chile (USD) (6%
)
605,000 AES Andes SA 144A , 6.30% , 3/15/29 (a) 617
200,000 AES Andes SA 144A , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.835% ) , 8.15% , 6/10/55 (a) (d) 210
250,000 Agrosuper SA 144A , 4.60% , 1/20/32 (a) 236
907,300 Alfa Desarrollo SpA 144A , 4.55% , 9/27/51 (a) 707
230,000 Banco de Credito e Inversiones SA 144A , ( 5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 4.944% ) , 8.75% (a) (d) (f) 243
200,000 Cencosud SA 144A , 5.75% , 4/15/36 (a) 198
628,961 Chile Electricity PEC SpA 144A , 5.35% ,
1/25/28 (a) (g) 583
200,000 Colbun SA 144A , 3.15% , 3/06/30 (a) 186
200,000 Colbun SA 144A , 3.15% , 1/19/32 (a) 180
415,000 DB Terra Chile HoldCo SpA 144A , 7.95% ,
4/20/31 (a) 411
235,000 Empresa Nacional del Petroleo 144A , 5.95% ,
7/30/34 (a) 236
200,000 Engie Energia Chile SA 144A , 6.38% ,
4/17/34 (a) 208
330,000 Sociedad De Transmision Austral SA 144A ,
4.00% , 1/27/32 (a) 306
220,000 Sociedad Quimica y Minera de Chile SA 144A ,
6.50% , 11/07/33 (a) 230
420,000 Sociedad Transmisora Metropolitana SpA 144A ,
6.39% , 12/15/55 (a) 418
4,969
Colombia (USD) (3%
)
200,000 Bancolombia SA , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
4.320% ) , 8.63% , 12/24/34 (d) 212
560,000 Ecopetrol SA , 8.38% , 1/19/36 592
80,000 Ecopetrol SA , 8.63% , 1/19/29 85
440,000 Grupo Energia Bogota SA ESP 144A , 5.75% ,
10/22/35 (a) 426
400,000 Grupo Nutresa SA 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
4.103% ) , 7.88% (a) (d) (f) 396
455,000 Grupo Nutresa SA 144A , 8.00% , 5/12/30 (a) 480
2,191
Czech Republic (EUR) (0%
)
190,000 Energo-Pro as 144A , 8.00% , 5/27/30
EUR (a) (c) 231
Ecuador (USD) (0%
)
240,000 Ecuador Government International Bond 144A ,
9.25% , 1/29/39 (a) 239
Georgia (USD) (0%
)
200,000 Bank of Georgia JSC 144A , 6.50% , 6/03/31 (a) 198
Germany (USD) (0%
)
200,000 Allianz SE 144A , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.317% ) , 6.55% (a) (d) (f) 202
Principal
or Shares Security Description
Value
(000)
Ghana (USD) (0%
)
260,900 Ghana Government International Bond 144A ,
5.00% , 7/03/35 (a) $ 239
Hong Kong (USD) (0%
)
200,000 Lenovo Group Ltd. 144A , 6.54% ,
7/27/32 (a) (h) 213
Hungary (HUF) (1%
)
74,810,000 Hungary Government Bond Series 31/A ,
3.25% , 10/22/31 HUF (c) 213
55,900,000 Hungary Government Bond Series 35/A ,
7.00% , 10/24/35 HUF (c) 195
408
India (USD) (5%
)
514,485 Continuum Green Energy India Pvt./Co.-Issuers
144A , 7.50% , 6/26/33 (a) (h) 525
200,000 Muthoot Finance Ltd. 144A , 5.75% ,
8/04/30 (a) 195
200,000 Muthoot Finance Ltd. 144A , 6.38% ,
4/23/29 (a) 200
210,000 Muthoot Finance Ltd. 144A , 7.13% ,
2/14/28 (a) 212
290,000 Power Finance Corp. Ltd. , 3.90% , 9/16/29 (e) 280
430,000 Power Finance Corp. Ltd. 144A , 3.95% ,
4/23/30 (a) 411
250,000 Reliance Industries Ltd. 144A , 3.63% ,
1/12/52 (a) 171
250,000 Reliance Industries Ltd. 144A , 3.67% ,
11/30/27 (a) 246
465,000 ReNew Pvt. Ltd. 144A , 5.88% , 3/05/27 (a) 465
548,226 SAEL/SPREPL/SSSPL/JGPEPL/SKREPL/
UBEPL 144A , 7.80% , 7/31/31 (a) 555
505,000 Shriram Finance Ltd. 144A , 6.15% , 4/03/28 (a) 511
250,000 Shriram Finance Ltd. 144A , 6.63% , 4/22/27 (a) 252
398,000 Varanasi Aurangabad Nh-2 Tollway Pvt. Ltd.
144A , 5.90% , 2/28/34 (a) 402
4,425
Ireland (USD) (0%
)
200,000 Aragvi Finance International DAC 144A ,
12.75% , 5/26/31 (a) 149
Isle of Man (USD) (1%
)
485,000 AngloGold Ashanti Holdings PLC , 6.50% ,
4/15/40 502
Ivory Coast (USD) (0%
)
215,000 Ivory Coast Government International Bond
144A , 8.08% , 4/01/36 (a) 230
Jersey (USD) (0%
)
200,000 Africell Holding Ltd. 144A , 10.50% ,
10/23/29 (a) 206
Kazakhstan (USD) (0%
)
200,000 Kaspi.KZ JSC 144A , 5.90% , 4/28/31 (a) 198
Luxembourg (USD) (6%
)
215,051 Chile Electricity Lux Mpc II Sarl 144A , 5.58% ,
10/20/35 (a) 213
546,100 Chile Electricity Lux MPC Sarl 144A , 6.01% ,
1/20/33 (a) 555
200,000 EIG Pearl Holdings Sarl , 4.39% , 11/30/46 (e) 156
200,000 Green Palm Bidco Sarl 144A , 6.46% ,
6/30/46 (a) 195
200,000 Greensaif Pipelines Bidco Sarl 144A , 5.85% ,
2/23/36 (a) 199

Principal
or Shares Security Description
Value
(000)
151,377 Guara Norte Sarl 144A , 5.20% , 6/15/34 (a) $ 146
270,000 MHP Lux SA 144A , 10.50% , 7/28/29 (a) 281
315,000 Millicom International Cellular SA 144A ,
5.13% , 1/15/28 (a) 312
200,000 Millicom International Cellular SA 144A ,
7.38% , 4/02/32 (a) 205
510,000 Minerva Luxembourg SA 144A , 4.38% ,
3/18/31 (a) 447
200,000 Minerva Luxembourg SA 144A , 7.50% ,
4/22/36 (a) 191
200,000 Raizen Fuels Finance SA 144A , 6.70% ,
2/25/37 (a) 106
776,000 Saavi Energia Sarl 144A , 8.88% , 2/10/35 (a) 840
675,000 Threelands Energy Ltd. Sarl 144A , 7.45% ,
10/20/35 (a) 683
453,796 Tierra Mojada Luxembourg II Sarl 144A ,
5.75% , 12/01/40 (a) 428
114,458 Unigel Luxembourg SA 144A , 11.00% ,
12/31/28 (a) 3
4,960
Mauritius (USD) (2%
)
473,550 Greenko Power II Ltd. 144A , 4.30% ,
12/13/28 (a) (h) 454
197,000 Greenko Wind Projects Mauritius Ltd. 144A ,
7.25% , 9/27/28 (a) 199
580,000 India Clean Energy Holdings 144A , 4.50% ,
4/18/27 (a) 572
200,000 MTN Mauritius Investments Ltd. 144A ,
6.50% , 10/13/26 (a) (h) 200
1,425
Mexico (MXN) (1%
)
7,430,000 Mexican Bonos Series M , 7.75% , 11/13/42
MXN (c) 362
4,500,000 Mexican Bonos Series M , 8.00% , 4/15/32
MXN (c) 251
613
Mexico (USD) (9%
)
250,000 Banco Mercantil del Norte SA 144A , ( 10 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 5.353% ) , 7.63% (a) (d) (f) 250
200,000 Banco Mercantil del Norte SA 144A , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.072% ) , 8.38% (a) (d) (f) 203
660,000 BBVA Mexico SA Institucion De Banca
Multiple Grupo Financiero BBVA Mexico
144A , ( 5 yr. US Treasury Yield Curve Rate T
Note Constant Maturity + 2.650% ) , 5.13% ,
1/18/33 (a) (d) 643
500,000 Cemex SAB de CV 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.520% ) , 7.20% (a) (d) (f) 517
299,630 Cometa Energia SA de CV 144A , 6.38% ,
4/24/35 (a) 305
200,000 COX Asset Mexico SA de CV 144A , 7.75% ,
5/08/36 (a) 201
510,000 Esentia Energy Development SAB de CV 144A ,
6.13% , 7/30/33 (a) 500
350,000 FIBRA Prologis 144A , 5.50% , 11/26/35 (a) (h) 333
440,000 Fibra SOMA Trust F/6185 144A , 4.38% ,
7/22/31 (a) 399
Principal
or Shares Security Description
Value
(000)
345,000 Fibra SOMA Trust F/6185 144A , 7.13% ,
5/28/36 (a) $ 339
410,000 Grupo Televisa SAB , 6.13% , 1/31/46 318
230,000 Industrias Penoles SAB de CV 144A , 5.65% ,
9/12/49 (a) 202
280,000 Infraestructura Energetica Nova SAPI de CV
144A , 4.75% , 1/15/51 (a) 203
136,878 Mexico Generadora de Energia S de rl 144A ,
5.50% , 12/06/32 (a) 136
200,000 Orbia Advance Corp. SAB de CV 144A , 5.88% ,
9/17/44 (a) 161
200,000 Petroleos Mexicanos , 5.95% , 1/28/31 196
730,000 Petroleos Mexicanos , 6.50% , 3/13/27 735
535,000 Petroleos Mexicanos , 6.63% , 6/15/38 490
810,000 Petroleos Mexicanos , 6.70% , 2/16/32 809
285,000 Petroleos Mexicanos , 6.84% , 1/23/30 290
235,000 Petroleos Mexicanos , 7.69% , 1/23/50 210
7,440
Morocco (USD) (1%
)
200,000 OCP SA 144A , 6.10% , 4/30/30 (a) 202
200,000 OCP SA 144A , 6.70% , 3/01/36 (a) 203
425,000 OCP SA 144A , ( 5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 2.746% ) ,
6.74% (a) (d) (f) 418
215,000 OCP SA 144A , ( 5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 3.215% ) ,
7.37% (a) (d) (f) 211
1,034
Netherlands (USD) (6%
)
210,000 AES Espana BV 144A , 7.75% , 8/03/33 (a) 211
1,530,000 Braskem Netherlands Finance BV 144A ,
4.50% , 1/31/30 (a) 833
310,000 Embraer Netherlands Finance BV , 5.98% ,
2/11/35 316
200,000 Metinvest BV 144A , 7.75% , 10/17/29 (a) 187
415,000 Prosus NV 144A , 4.03% , 8/03/50 (a) 280
500,000 Prosus NV 144A , 4.99% , 1/19/52 (a) 386
240,000 Teva Pharmaceutical Finance Netherlands III
BV , 3.15% , 10/01/26 239
435,000 Teva Pharmaceutical Finance Netherlands III
BV , 6.00% , 12/01/32 443
295,000 Teva Pharmaceutical Finance Netherlands III
BV , 6.75% , 3/01/28 301
149,524 Unigel Netherlands Holding Corp. BV 144A ,
15.00% , 12/31/44 (a) 3
330,000 Veon Midco BV 144A , 7.45% , 6/01/33 (a) 328
195,166 Yinson Bergenia Production BV 144A , 8.50% ,
1/31/45 (a) 209
950,519 Yinson Boronia Production BV 144A , 8.95% ,
7/31/42 (a) 1,049
4,785
Nigeria (USD) (0%
)
200,000 Dangote Fertiliser Ltd. 144A , 7.75% ,
5/05/31 (a) 201
Panama (USD) (1%
)
249,937 AES Panama Generation Holdings SRL 144A ,
4.38% , 5/31/30 (a) 235
270,000 Generadora de Gatun SA 144A , 6.87% ,
9/30/44 (a) 271

Payden Mutual Funds
Payden Emerging Markets Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
226,944 UEP Penonome II SA 144A , 6.50% ,
10/01/38 (a) $ 205
711
Peru (PEN) (1%
)
935,000 Peru Government Bond , 6.15% , 8/12/32
PEN (c) 299
890,000 Peru Government Bond 144A , 6.85% , 8/12/35
PEN (a) (c) (e) 275
574
Peru (USD) (7%
)
280,000 Banco BBVA Peru SA 144A , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.002% ) , 6.20% , 6/07/34 (a) (d) 285
305,000 Banco de Credito del Peru S.A. 144A , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.961% ) , 5.65% , 1/15/37 (a) (d) 300
545,000 Banco de Credito del Peru S.A. 144A , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.486% ) , 6.45% , 7/30/35 (a) (d) 556
955,000 Banco Internacional del Peru SAA Interbank
144A , ( 5 yr. US Treasury Yield Curve Rate T
Note Constant Maturity + 2.067% ) , 6.40% ,
4/30/35 (a) (d) 970
285,000 Cia de Minas Buenaventura SAA 144A , 6.80% ,
2/04/32 (a) 292
200,000 Consorcio Transmantaro SA 144A , 4.70% ,
4/16/34 (a) 193
400,000 Hunt Oil Co. of Peru LLC Sucursal Del Peru
144A , 7.75% , 11/05/38 (a) 430
295,000 Kallpa Generacion SA 144A , 5.50% ,
9/11/35 (a) 290
280,000 Kallpa Generacion SA 144A , 5.88% ,
1/30/32 (a) 285
295,000 Marcobre SAC 144A , 5.75% , 1/22/36 (a) 289
625,000 Niagara Energy SAC 144A , 5.75% ,
10/03/34 (a) 620
525,000 Orazul Energy Peru SA 144A , 6.25% ,
9/17/32 (a) 523
420,000 Pluspetrol Camisea SA/Pluspetrol Lote 56 SA
144A , 6.24% , 7/03/36 (a) 432
200,000 SAN Miguel Industrias Pet SA/NG PET R&P
Latin America SA 144A , 3.75% , 8/02/28 (a) 192
200,000 Scotiabank Peru SAA 144A , ( 1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.309% ) , 6.10% , 10/01/35 (a) (d) 203
225,000 Volcan Cia Minera SAA 144A , 8.50% ,
10/28/32 (a) 232
6,092
Saudi Arabia (USD) (1%
)
420,000 Saudi Arabian Oil Co. 144A , 5.88% ,
7/17/64 (a) 372
Serbia (EUR) (0%
)
100,000 Telecommunications Co. Telekom Srbija AD
Belgrade 144A , 6.75% , 5/18/33 EUR (a) (c) 117
Singapore (USD) (1%
)
380,000 Continuum Energy Aura Pte Ltd. 144A ,
9.50% , 2/24/27 (a) (h) 382
315,000 Medco Cypress Tree Pte Ltd. 144A , 8.63% ,
5/19/30 (a) 327
709
Principal
or Shares Security Description
Value
(000)
South Africa (ZAR) (1%
)
3,620,000 Republic of South Africa Government Bond
Series R213 , 7.00% , 2/28/31 ZAR (c) $ 210
6,900,000 Republic of South Africa Government Bond
Series 2030 , 8.00% , 1/31/30 ZAR (c) 419
629
Spain (USD) (2%
)
373,331 AI Candelaria -spain- SA 144A , 7.50% ,
12/15/28 (a) 382
215,000 Banco Bilbao Vizcaya Argentaria SA , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.985% ) , 7.13% (d) (f) 215
200,000 Banco Santander SA , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.837% ) , 7.25% (d) (f) 201
520,000 EnfraGen Energia Sur SAU/ EnfraGen Chile
SpA/ EnfraGen Spain SAU 144A , 8.50% ,
6/30/32 (a) 539
1,337
Supranational (USD) (1%
)
200,000 African Development Bank , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.653% ) , 5.88% (d) (f) 196
600,000 Digicel International Finance Ltd./Difl U.S.
LLC 144A , 8.63% , 8/01/32 (a) 620
240,000 Promigas SA ESP/Gases del Pacifico SAC
144A , ( 5 yr. US Treasury Yield Curve Rate T
Note Constant Maturity + 3.632% ) , 7.75% ,
6/24/56 (a) (d) 245
1,061
Trinidad and Tobago (USD) (1%
)
560,000 Trinidad Generation UnLtd 144A , 7.75% ,
6/16/33 (a) 585
Turkey (TRY) (0%
)
9,380,000 Turkiye Government Bond Series 2Y , 36.78% ,
10/13/27 TRY (c) 194
Turkey (USD) (2%
)
500,000 GDZ Elektrik Dagitim AS 144A , 9.00% ,
10/15/29 (a) 480
200,000 Guermat Elektrik Ueretim AS 144A , 10.75% ,
5/21/35 (a) 198
382,794 Limak Iskenderun Uluslararasi Liman
Isletmeciligi AS 144A , 9.50% , 7/10/36 (a) 388
245,000 Yapi ve Kredi Bankasi AS 144A , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.499% ) , 9.74% (a) (d) (f) 249
1,315
United Arab Emirates (USD) (2%
)
359,239 Acwa Power Management And Investments
One Ltd. 144A , 5.95% , 12/15/39 (a) 352
200,000 Axian Telecom Holding & Management PLC
144A , 7.25% , 7/11/30 (a) 202
438,244 Dhafrah Pv2 Energy Co. LLC 144A , 5.79% ,
6/30/53 (a) 425
210,000 Emirates Semb Corp. Water & Power Co. PJSC ,
4.45% , 8/01/35 (e) 197
280,000 Emirates Semb Corp. Water & Power Co. PJSC
144A , 4.45% , 8/01/35 (a) 263
1,439

Principal
or Shares Security Description
Value
(000)
United Kingdom (USD) (3%
)
200,000 Anglo American Capital PLC 144A , 5.50% ,
5/02/33 (a) $ 200
235,000 Avianca Midco 2 PLC 144A , 10.25% ,
1/07/32 (a) 221
200,000 CI Financial Holdings Ltd. 144A , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.252% ) , 7.63% , 7/23/56 (a) (d) 201
295,000 Fresnillo PLC 144A , 4.25% , 10/02/50 (a) 221
200,000 HSBC Holdings PLC , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.987% ) , 7.05% (d) (f) 205
200,000 Sibanye-Stillwater UK Financing PLC 144A ,
6.25% , 11/15/31 (a) 197
335,000 Standard Chartered PLC 144A , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.672% ) , 7.00% (a) (d) (f) 333
570,000 Vedanta Resources Finance II PLC 144A ,
7.38% , 7/13/34 (a) 568
265,000 Vedanta Resources Finance II PLC 144A ,
11.25% , 12/03/31 (a) 266
2,412
United States (EGP) (0%
)
13,000,000 Citigroup Global Markets Holdings Inc. etmn
144A , 25.07% , 2/11/27 EGP (a) (c) (g) 226
United States (NGN) (1%
)
1,106,000,000 Citigroup Global Markets Holdings Inc. 144A ,
22.51% , 9/10/26 NGN (a) (c) (g) 798
United States (USD) (7%
)
130,000 1301 Trust 2025-1301 144A , 6.22% ,
8/11/42 (a) (i) 129
320,000 Ally Financial Inc. D , ( 5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.148% ) , 7.10% (d) (f) 322
100,000 American Electric Power Co. Inc. D , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.940% ) , 6.05% , 3/15/56 (d) 98
310,000 Beacon Point DC LLC 144A , 6.13% ,
11/30/42 (a) 298
140,000 BX Commercial Mortgage Trust 2025-
BCAT 144A , ( 1 mo. Term Secured Overnight
Financing Rate + 2.650% ) , 6.33% ,
8/15/42 (a) (d) 141
200,000 BX Trust 2025-VLT7 144A , ( 1 mo. Term
Secured Overnight Financing Rate + 3.750% ) ,
7.43% , 7/15/44 (a) (d) 201
285,000 Citizens Financial Group Inc. J , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.379% ) , 6.75% (d) (f) (h) 283
250,000 CoBank ACB N , ( 5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 2.620% ) ,
6.75% (d) (f) 252
200,000 Galaxy Helios Data Centers II LLC 144A ,
9.88% , 8/01/31 (a) 201
200,000 HA Sustainable Infrastructure Capital Inc.
144A , 5.95% , 7/15/33 (a) 198
750,000 Hotwire Funding LLC 2024-1A 144A , 9.19% ,
6/20/54 (a) 772
230,000 HUT 8 DC LLC 144A , 6.19% , 11/15/42 (a) 224
160,000 JPMorgan Chase & Co. PP , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.080% ) , 6.10% (d) (f) 159
Principal
or Shares Security Description
Value
(000)
315,000 Kosmos Energy Ltd. 144A , 8.75% ,
10/01/31 (a) $ 276
250,000 Las Vegas Sands Corp. , 5.63% , 6/15/28 252
285,000 Lincoln National Corp. , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.400% ) , 6.80% , 7/15/56 (d) (h) 282
200,000 Morgan Stanley Capital I Trust 2017-ASHF
144A , ( 1 mo. Term Secured Overnight
Financing Rate + 4.647% ) , 8.32% ,
11/15/34 (a) (d) 200
200,000 Navient Corp. , 9.38% , 10/15/31 200
210,000 PR RNO Property Owner 1 LLC 144A , 6.50% ,
5/01/31 (a) 198
200,000 Prudential Financial Inc. , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
1.779% ) , 6.25% , 6/15/56 (d) 198
200,000 SE Cosmos LLC 144A , 8.88% , 5/01/31 (a) 198
200,000 Sopaipilla Investor LLC 144A , 7.53% ,
11/30/48 (a) 207
245,000 Southern Co. Gas Capital Corp. , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.822% ) , 6.05% , 9/15/56 (d) 243
200,000 Synchrony Financial C , ( 5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.078% ) , 7.25% (d) (f) 197
150,000 Teva Pharmaceutical Finance Co. LLC , 6.15% ,
2/01/36 154
100,000 Venture Global Calcasieu Pass LLC Term
Loan B 1L , ( 6 mo. Term Secured Overnight
Financing Rate + 2.250% ) , 6.95% , 4/11/33 (b) 101
205,000 Verizon Communications Inc. , ( 5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.042% ) , 6.20% , 5/14/56 (d) 201
6,185
Uzbekistan (USD) (1%
)
205,000 Aloqabank JSC 144A , 7.70% , 5/18/31 (a) 204
200,000 Navoi Mining & Metallurgical Co. 144A ,
6.70% , 10/17/28 (a) 204
465,000 Navoi Mining & Metallurgical Co. 144A ,
6.75% , 5/14/30 (a) 478
200,000 Navoiyuran State Enterprise 144A , 6.70% ,
7/02/30 (a) 203
1,089
Venezuela (USD) (0%
)
470,000 Venezuela Government International Bond ,
7.75% , 10/13/19 (e) (j) 218
Virgin Islands (British) (USD) (2%
)
1,335,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL 144A , 5.25% ,
4/27/29 (a) 1,306
200,000 Studio City Co. Ltd. 144A , 6.13% , 5/15/31 (a) 198
1,504
Total Bond
(Cost - $79,026) 79,128
Stock (0%)
Common Stock (0%
)
22,447 Azul SA 202
2,400 Country Garden Holdings Co. Ltd. (c) (k) –
39,818 Kaisa Group Holdings Ltd. (c) (k) –
214,060 Shimao Group Holdings Ltd. (c) (k) 2

Payden Mutual Funds
Payden Emerging Markets Corporate Bond Fund
continued
Principal
or Shares Security Description
Value
(000)
355 Stichting Administratiekant Npv ADR (l) $ –
Total Common Stock
(Cost -
$245
) 204
Total Stock
(Cost - $245) 204
Investment Company (5%)
4,448,406 Payden Cash Reserves Money Market Fund *
(Cost - $4,448)
4,448
Total Investments (Cost - $83,719)  (100%)
83,780
Liabilities in excess of Other Assets ( (0) % )
(307)
Net Assets (100%)
$ 83,473
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at July 31,
2026. The stated maturity is subject to prepayments.
(c) Principal in foreign currency.
(d) Floating rate security. The rate shown reflects the rate in effect at July 31,
2026.
(e) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(f) Perpetual security with no stated maturity date.
(g) Yield to maturity at time of purchase.
(h) All or a portion of these securities are on loan. At July 31, 2026, the total market value of the Fund’s securities on loan is $1,735 and the total market value of the collateral held by the Fund is $1,604. Amounts in 000s.
(i) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(j) Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(k) Non-income producing
(l) Security is valued using significant unobservable inputs and is classified as
Level 3 in the fair value hierarchy.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
BRL 3,050
USD  581 BNP PARIBAS 09/28/2026 $ 12
CZK 8,830
USD  414 BNP PARIBAS 09/29/2026 7
RON 1,917
USD  416 Barclays Bank PLC 09/14/2026 5
USD 12
IDR  209,000 BNP PARIBAS 08/10/2026 1
USD 657
ZAR  10,700 BNP PARIBAS 09/18/2026 11
USD 60
CAD  83 HSBC Bank USA, N.A. 09/16/2026 –
USD 1,207
EUR  1,044 HSBC Bank USA, N.A. 09/16/2026 1
USD 1,041
MXN  18,100 HSBC Bank USA, N.A. 10/19/2026 3
40
Liabilities:
USD 412 THB  13,800 Barclays Bank PLC 09/17/2026 (3)
USD 959 BRL  5,085 BNP PARIBAS 09/28/2026 (30)
(33)
Net Unrealized Appreciation (Depreciation)
$7
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Treasury 2-Year Note Future 21 Sep-26 $ 4,318 $ (14) $ (14)
U.S. Treasury 5-Year Note Future 34 Sep-26 3,603 (29) (29)
U.S. Ultra Bond Future 7 Sep-26 768 (21) (21)
a a
(64)
Short Contracts:
U.S. 10-Year Ultra Future 37 Sep-26 (4,059) 68 68

Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
U.S. Treasury 10-Year Note Future 17 Sep-26 $ (1,836) $ 17 $ 17
a a
85
Total Futures
$21
Open Centrally Cleared Credit Default Swap Contracts
Description Maturity Date
Notional
Amount
(000s)
Value
(000s)
Upfront
payments/
receipts
(000s)
Unrealized
Depreciation
(000s)
Protection  Bought (Relevant Credit:The Republic of
Turkiye), Pay 1.00% Quarterly, Receive upon credit default 06/20/2031 $485 $27 $44 $(17)